Segmented information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Disclosure of graphical areas
The Company operates in one business segment being the exploration and evaluation of mineral property interests. The Company’s non-current
assets geographically are as follows:

	2020	2019

Canada

Property and equipment	$208	$299

Deposit and other	10	10

	$218	$309

Other

Property and equipment	$12	$17

Other assets	177	114

Deposit and other	2	2

	$191	$133